UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06434
Morgan Stanley Insured Municipal Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: October 31, 2008
Date of reporting period: July 31, 2008

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Morgan Stanley Insured Municipal Trust
Portfolio of Investments July 31, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Tax-Exempt Municipal Bonds (158.4%)
	Alaska (3.9%)
$10,000	North Slope Borough, Alaska, Ser 2000 B (MBIA Insd)	0.00%	06/30/10	$9,468,500

	Arizona (1.8%)
1,305	Arizona, Ser 2008 A (FSA Insd)	5.00	09/01/27	1,306,918
2,000	Arizona Board of Regents, Arizona State University Ser 2004 COPs (AMBAC Insd)	5.00	09/01/30	1,984,060
1,000	Phoenix Civic Improvement Corporation, Arizona, Jr Lien Wastewater Ser 2004 (MBIA Insd)	5.00	07/01/27	1,009,640

				4,300,618

	California (21.7%)
1,205	Alameda County Joint Powers Authority, California, Ser 2008 A (FSA Insd)	5.00	12/01/24	1,234,728
945	Alvord Unified School District, California, Ser 2007 A (FSA Insd)	5.00	08/01/27	969,693
16,000	Anaheim Public Financing Authority, California, Anaheim Electric Ser 2007-A (MBIA Insd) (a)	4.50	10/01/37	14,484,960
2,500	California Department of Water and Power Supply, Ser 2008 H (FSA Insd)	5.00	05/01/22	2,605,625
4,000	Eastern Municipal Water District, Water & Sewer Refg Ser 2006 A COPs (MBIA Insd)	5.00	07/01/32	3,977,720
4,530	Fontana Unified School District, California, Ser B (FSA Insd)	0.00	08/01/30	1,378,977
6,000	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2005 A (FGIC Insd)	5.00	06/01/38	5,408,400
2,000	Kern County Board of Education, Refg 2006 Ser A COPs (MBIA Insd)	5.00	06/01/31	1,967,760
3,000	Los Angeles, California, Ser 2004 A (MBIA Insd)	5.00	09/01/24	3,083,760
725	Oakland Joint Powers Financing Authority, California, Oakland Administration Buildings 2008 Ser B (AGC Insd)	5.00	08/01/23	728,400
500	Oakland Joint Powers Financing Authority, California, Oakland Administration Buildings 2008 Ser B (AGC Insd)	5.00	08/01/25	495,480
2,000	Sacramento County Sanitation District Financing Authority, California, Sacramento Regional Ser 2006 (FGIC Insd)	5.00	12/01/36	1,978,940
5,000	San Diego County Water Authority, California, Ser 2004 A COPs (FSA Insd) (a)	5.00	05/01/29	5,036,650
1,000	San Francisco City & County, City Buildings Ser 2007 A COPs (FGIC Insd)	5.00	06/15/28	1,010,370
2,000	San Francisco City & County, City Buildings Ser 2007 A COPs (FGIC Insd)	4.50	09/01/37	1,766,660
3,310	University of California (a)	4.50	05/15/31	3,209,915
2,690	University of California (a)	4.50	05/15/31	2,576,350
1,000	University of California, Limited Projects Ser 2005 B (FSA Insd)	5.00	05/15/30	1,010,440

				52,924,828

	Colorado (5.2%)
2,000	Arkansas River Power Authority, Colorado, Power Ser 2006 (XLCA Insd)	5.25	10/01/40	1,723,520
510	Colorado Health Facilities Authority, Ser 2006 ( FSA Insd)	4.75	09/01/25	504,686
5,000	Denver City & County, Colorado, Airport Refg Ser 2000 A (AMT) (AMBAC Insd)	6.00	11/15/18	5,073,600
6,500	Denver Convention Center Hotel Authority, Colorado, Refg Ser 2006 (XLCA Insd)	5.00	12/01/35	5,426,395

				12,728,201

	Connecticut (0.5%)
1,225	Connecticut Health and Educational Facilities Authority, Quinnipiac University Ser K-1 (MBIA Insd)	5.00	07/01/27	1,225,894

	District of Columbia (2.0%)
4,000	District of Columbia Ballpark, Ser 2006 B-1 (FGIC Insd)	5.00	02/01/31	3,675,960
500	District of Columbia Water & Sewer Authority, Ser 2008 A (AGC Insd)	5.00	10/01/28	504,730
625	District of Columbia Water & Sewer Authority, Ser 2008 A (AGC Insd)	5.00	10/01/29	627,925

				4,808,615

	Florida (6.4%)
1,265	Mid-Bay Bridge Authority, Florida, Ser 2008 A (AGC Insd)	5.00	10/01/27	1,246,518
2,155	Miami Dade County, Florida, Miami Int’l Airport Refg Ser 2003 B (AMT) (MBIA Insd)	5.25	10/01/18	2,151,811
2,270	Miami Dade County, Florida, Miami Int’l Airport Refg Ser 2003 B (AMT) (MBIA Insd)	5.25	10/01/19	2,241,920
10,000	Tampa Bay Water, Florida, Ser 2001 B (FGIC Insd)	5.00	10/01/31	9,945,000

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE
					15,585,249

	Georgia (3.2%)
900	Fulton County Development Authority, Georgia, Morehouse College Ser 2000 (AMBAC Insd)	6.25	12/01/10	(b)	987,903
5,000	Atlanta, Georgia, Airport Ser 2004 C (FSA Insd) (a)	5.00	01/01/33		5,002,278
2,000	Atlanta, Georgia, Water & Wastewater Ser 1999 A (FGIC Insd)	5.00	11/01/29		1,884,980

					7,875,161

	Hawaii (6.1%)
5,000	Hawaii, Airports Refg Ser 2001 (AMT) (FGIC Insd)	5.25	07/01/21		4,719,600
5,000	Honolulu City & County, Hawaii, Ser 2003 A (MBIA Insd) (a)	5.25	03/01/25		5,168,650
5,000	Honolulu City & County, Hawaii, Ser 2003 A (MBIA Insd) (a)	5.25	03/01/26		5,133,375

					15,021,625

	Idaho (0.9%)
2,065	Idaho Housing and Finance Association, Federal Highway Trust 2008 Ser A (AGC Insd)	5.25	07/15/25		2,198,378

	Illinois (20.1%)
3,000	Chicago, Illinois, O’Hare Int’l Airport, Ser 2005 A (MBIA Insd)	5.25	01/01/25		3,012,660
2,000	Chicago, Illinois, O’ Hare Int’l Airport Third Lien Ser 2003 B-2 (AMT) (FSA Insd)	5.75	01/01/23		2,020,240
2,000	Chicago, Illinois, Refg 2001 A (MBIA Insd)	0.00	01/01/21	(c)	1,874,740
2,000	Chicago, Illinois, Refg 2001 A (MBIA Insd)	0.00	01/01/22	(c)	1,865,480
8,000	Chicago, Illinois, Refg Ser 1992 (AMBAC Insd)	6.25	01/01/11		8,385,041
1,370	Chicago, Illinois, Transit Authority Ser 2008 (AGC Insd)	5.25	06/01/26		1,421,046
940	Chicago, Illinois, Second Lien Water Ser 2008 (AGC Insd)	5.00	11/01/27		958,828
670	De Kalb County, Illinois, Community Unit School District No. 428 (FSA Insd)	5.00	01/01/27		682,569
305	De Kalb County, Illinois, Community Unit School District No. 428 (FSA Insd)	5.00	01/01/28		309,334
10,000	Illinois, Ser 2001 (MBIA Insd) (a)	5.375	04/01/15		11,034,450
10,000	Illinois, Ser 2001 (MBIA Insd) (a)	5.375	04/01/16		11,034,450
5,375	Kendall Kane & Will County, Illinois, Community Unit School District No. 308 (FSA Insd)	0.00	02/01/27		2,038,523
4,000	Regional Transportation Authority, Illinois, Refg Ser 1999 (FSA Insd)	5.75	06/01/21		4,552,800

					49,190,161

	Indiana (1.2%)
3,000	Indiana Health Facilities Financing Authority, Community Health Ser 2005 A (AMBAC Insd)	5.00	05/01/35		2,835,000

	Iowa (2.7%)
3,600	Vision Iowa Ser 2001 (MBIA Insd)	5.50	02/15/19		3,938,652
2,500	Vision Iowa Ser 2001 (MBIA Insd)	5.50	02/15/20		2,732,250

					6,670,902

	Kentucky (5.8%)
10,000	Louisville & Jefferson County Metropolitan Sewer District, Kentucky, Ser 1999 A (FGIC Insd)	5.75	05/15/33		10,256,800
3,800	Louisville Board of Water Works, Kentucky, Water Ser 2000 (FSA Insd)	5.50	11/15/25		3,959,600

					14,216,400

	Louisiana (0.8%)
2,000	Louisiana Public Facilities Authority, Baton Rouge General Medical Center-FHA Insured Mtge Ser 2004 (MBIA Insd)	5.25	07/01/33		1,991,640

	Maryland (1.0%)
2,500	Maryland Economic Development Corporation, Maryland Aviation Administration Ser 2003 (AMT) (FSA Insd)	5.375	06/01/22		2,476,950

	Michigan (1.6%)
850	Ferris State University, Michigan, Ser 2008 (FSA Insd)	4.50	10/01/24		832,737
425	Ferris State University, Michigan, Ser 2008 (FSA Insd)	4.50	10/01/25		413,572
1,190	Wayne State University, Michigan, Ser 2008 (FSA Insd)	5.00	11/15/29		1,202,317
265	Wayne State University, Michigan, Ser 2008 (FSA Insd)	5.00	01/15/30		266,889
1,125	Western Michigan University, Ser 2008 (FSA Insd)	5.00	11/15/23		1,164,554

					3,880,069

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Minnesota (2.9%)
3,000	Brainerd Independent School District #181, Minnesota, Ser 2002 A (FGIC Insd)	5.375	02/01/18	3,169,830
4,000	Minneapolis, Minnesota, Fairview Health 2005 Ser D (AMBAC Insd)	5.00	11/15/34	3,869,040

				7,038,870

	Missouri (0.8%)
2,000	Missouri Joint Municipal Electrical Utility Commission, Plum Point Ser 2006 (MBIA Insd)	5.00	01/01/25	1,888,560

	Montana (0.7%)
1,750	Montana Facility Finance Authority, Benefits Health System (AGC Insd)	5.00	01/01/37	1,721,230

	Nevada (5.5%)
4,000	Clark County, Nevada, Transportation Impr Ltd Tax Ser 06/01/92 B (AMBAC Insd)	6.50	06/01/17	4,751,800
1,500	Nevada Department of Business & Industry, Las Vegas Monorail 1st Tier Ser 2000 (AMBAC Insd)	0.00	01/01/21	504,270
8,000	Nevada ST Capital, Impt & Cultural Ser 2000	5.00	06/01/26	8,218,480

				13,474,550

	New Jersey (4.3%)
510	New Jersey Educational Facilities Authority, Rowan University Ser 2008 B (AGC Insd)	5.00	07/01/26	525,259
2,770	New Jersey Housing Mortgage Finance Authority, Home Buyer Ser 2000 CC (AMT) (MBIA Insd)	5.875	10/01/31	2,839,250
2,000	New Jersey Transportation Trust Fund Authority, Ser 2005 C (FGIC Insd)	5.25	06/15/20	2,102,800
5,000	New Jersey Turnpike Authority, Ser 2003 A (AMBAC Insd)	5.00	01/01/30	4,915,900

				10,383,209

	New Mexico (0.6%)
1,500	Albuquerque, New Mexico, Gross Receipts Lodgers’ Tax Refg Ser 2004 A (FSA Insd)	5.00	07/01/37	1,502,220

	New York (16.7%)
12,000	Hudson Yards Infrastructure Corporation, New York, Ser 2006 A (MBIA Insd)	4.50	02/15/47	10,470,240
1,000	Long Island Power Authority, New York, Ser 2006 A (XLCA Insd)	5.00	12/01/26	986,940
6,805	Metropolitan Transportation Authority, New York, State Service Contract Refg Ser 2002 B (MBIA Insd)	5.50	07/01/20	7,213,164
10,000	Metropolitan Transportation Authority, New York, Transportation Refg Ser 2002 A (AMBAC Insd)	5.50	11/15/17	10,483,099
2,000	Metropolitan Transportation Authority, New York, Transportation Refg Ser 2002 A (FGIC Insd)	5.00	11/15/25	1,981,580
1,000	New York City Industrial Development Agency, New York, Queens Baseball Stadium Ser 2006 (AMBAC Insd)	5.00	01/01/31	968,520
2,000	New York City Industrial Development Agency, New York, Yankee Stadium Ser 2006 (FGIC Insd)	5.00	03/01/46	1,883,680
2,000	New York State Dormitory Authority, Montefiore Hospital — FHA Insured Mtge Ser 2004 (FGIC Insd)	5.00	08/01/29	1,905,060
5,000	New York State Energy Research & Development Authority, Brooklyn Union Gas Co 1996 Ser (MBIA Insd) (d)	5.50	01/01/21	5,022,950

				40,915,233

	North Carolina (0.8%)
2,000	University of North Carolina at Wilmington, Student Housing Ser 2005 COPs (FGIC Insd)	5.00	06/01/36	1,929,960

	Ohio (1.3%)
2,125	Cleveland, Ohio, Public Power System Ser 2008B-2 (MBIA Insd)	0.00	11/15/28	705,373
2,800	Cleveland, Ohio, Public Power System Ser 2008B-2 (MBIA Insd)	0.00	11/15/38	514,864
1,965	Hamilton County, Ohio, Sales Tax 2000 (AMBAC Insd)	5.25	12/01/32	1,972,113

				3,192,350

	Oregon (0.7%)
1,685	Oregon Department of Administrative Services, COPs Ser 2005 B (FGIC Insd)	5.00	11/01/24	1,701,193

	Pennsylvania (3.8%)
1,500	Delaware County Industrial Development Authority, Pennsylvania, Aqua Inc Ser A 2005 (AMT) (FGIC Insd)	5.00	11/01/37	1,329,900
4,000	Pennsylvania Turnpike Commission, Ser A 2004 (AMBAC Insd)	5.00	12/01/34	3,942,120
4,000	Pennsylvania Turnpike Commission, Ser R 2001 (AMBAC Insd)	5.00	12/01/26	4,053,880

				9,325,900

	South Carolina (7.4%)
5,000	Grand Strand Water & Sewer Authority, South Carolina, Refg Ser 2001 (FSA Insd)	5.00	06/01/31	5,006,550
1,000	Medical University Hospital Authority, South Carolina, FHA Insured Mtge Ser 2004 A (MBIA Insd)	5.25	02/15/25	1,018,610
2,000	South Carolina Public Service Authority, Santee Cooper Ser 2003 A (AMBAC Insd) (a)	5.00	01/01/27	2,028,465

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
9,325	South Carolina Public Service Authority, Ser 2002 B (FSA Insd)	5.375	01/01/17	9,929,540

				17,983,165

	Texas (18.0%)
10,000	Austin, Texas, Water & Wastewater Refg Ser 2001 A & B (FSA Insd) (a)	5.125	05/15/27	10,044,175
2,000	Austin, Texas, Water & Wastewater Ser 2004 A (AMBAC Insd)	5.00	11/15/27	1,994,940
800	Friendswood Independent School District, Texas, Ser 2008 (PSF Insd)	5.00	02/15/27	814,568
1,840	Harris County Health Facilities Development Corp., Texas, Thermal Utility Ser 2008 (AGC Insd)	5.00	11/15/27	1,848,685
1,000	Houston Community College System, Texas, Senior Lien Fee Ser 2008 (FSA Insd)	5.00	04/15/26	1,021,530
225	Houston Community College System, Texas, Senior Lien Fee Ser 2008 (FSA Insd)	4.50	04/15/27	215,908
3,615	Houston, Texas, Hotel Occupancy Ser B	0.00	09/01/27	1,281,228
15,000	Houston, Texas, Combined Utility First Lien Refg 2004 Ser A (FGIC Insd)	5.25	05/15/23	15,215,400
1,270	Humble Independent School District, Texas, Ser 2008 A (AGC Insd)	5.00	02/15/27	1,288,262
6,700	North Texas Tollway Authority, Ser D (AGC Insd)	0.00	01/01/28	2,150,164
2,000	San Antonio, Texas, Water & Refg Ser 2002 (FSA Insd)	5.50	05/15/18	2,124,980
2,500	San Antonio, Texas, Water & Refg Ser 2002 (FSA Insd)	5.50	05/15/20	2,648,950
2,000	San Antonio, Texas, Water & Refg Ser 2002 A (FSA Insd)	5.00	05/15/32	1,999,840
410	Victoria Independent School District, Texas, Ser 2008 (PSF Insd)	5.00	02/15/24	423,182
815	Victoria Independent School District, Texas, Ser 2008 (PSF Insd)	5.00	02/15/25	836,761

				43,908,573

	Washington (10.1%)
3,000	Cowlitz County, Public Utility District # 1, Washington, Production Ser 2006 (MBIA Insd)	5.00	09/01/31	2,939,520
5,000	King County, Washington, Sewer Refg 2001 (FGIC Insd)	5.00	01/01/31	5,012,250
4,010	Port of Seattle, Washington, Passenger Facility Ser 1998 A (MBIA Insd) (a)	5.00	12/01/23	4,020,226
2,500	Port of Seattle, Washington, Ser 2001 B (AMT) (MBIA Insd)	5.625	02/01/24	2,505,850
10,000	Seattle, Washington, Light & Power Refg Rev 2001 (FSA Insd)	5.125	03/01/26	10,151,899

				24,629,745

	Total Tax-Exempt Municipal Bonds (Cost $334,365,410)			386,992,949

NUMBER OF
SHARES (000)
	Short-Term Investment (f) (14.8%)
	Investment Company
36,144	Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class (Cost $36,143,870)			36,143,870

	Total Investments (Cost $370,509,280)			423,136,819

PRINCIPAL
AMOUNT IN
THOUSANDS
	Floating Rate Note and Dealer Trusts Related to Securities Held (-22.1%)
(54,075)	Notes with interest rates ranging from 1.51% to 2.74% at July 31, 2008 and contractual maturities of collateral ranging from 04/01/15 to 10/01/37 (e) (Cost $(54,075,000))			(54,075,000)

	Total Net Investments (Cost $316,434,280) (g)(h)		151.1	369,061,819

	Liabilities in Excess of Other Assets		(7.4)	(18,155,703)

	Preferred Shares of Beneficial Interest		(43.6)	(106,600,000)

	Net Assets Applicable to Common Shareholders		100.0%	$244,306,116

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.

COPs	Certificates of Participation.

FHA	Federal Housing Authority.

(a)	Underlying security related to inverse floater entered into by the Trust.

(b)	Prerefunded to call date shown.

(c)	Security is a “step-up” bond where the coupon increases on predetermined future date.

(d)	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $493,565.

(e)	Floating rate note obligations related to securities held — The Fund enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At July 31, 2008, Fund investments with a value of $74,753,718 are held by the Dealer Trusts and serve as collateral for the $54,075,000 in floating rate note obligations outstanding at that date.

(f)	The Fund invests in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class.

(g)	Securities have been designated as collateral in an amount equal to $100,302,400 in connection with open futures, swap contracts and when-issued securities.

(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:

AGC	Assured Guaranty Corporation.

AMBAC	AMBAC Assurance Corporation.

FGIC	Financial Guaranty Insurance Company.

FSA	Financial Security Assurance Inc.

MBIA	Municipal Bond Investors Assurance Corporation.

PSF	Texas Permanent School Fund Guarantee Program.

XLCA	XL Capital Assurance Inc.

FUTURES CONTRACTS OPEN AT JULY 31, 2008:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

638	Long	U.S. Treasury Swap 5 Year September 2008	$68,814,284	$241,774

226	Long	U.S. Treasury Notes 10 Year September 2008	25,951,157	9,478

49	Short	U.S. Treasury Notes 10 Year September 2008	(5,194,000)	(47,595)

94	Short	U.S. Treasury Swap 10 Year September 2008	(30,495,969)	(27,249)

97	Short	U.S. Treasury Bonds 5 Year September 2008	(11,203,500)	(115,243)

421	Short	U.S. Treasury Notes 5 Year September 2008	(46,872,431)	(299,489)

		Net Unrealized Depreciation		($238,324)

INTEREST RATE SWAP CONTRACTS OPEN AT JULY 31, 2008:

							UNREALIZED
	NOTIONAL	PAYMENTS		PAYMENTS		TERMINATION	APPRECIATION
COUNTERPARTY	AMOUNT (000)	RECEIVED BY FUND		MADE BY FUND		DATE	(DEPRECIATION)

JPMorgan Chase Bank N.A.	$16,940	Fixed Rate 5.385%		Floating Rate 0.00%	@	February 14, 2018	$72,164

Bank of America N.A.	3,827	Fixed Rate 5.58		Floating Rate 0.00	@	February 28, 2018	42,556

Bank of America N.A.	4,815	Fixed Rate 5.070		Floating Rate 0.00	@	April 14, 2018	(37,798)

Bank of America N.A.	4,775	Fixed Rate 4.982		Floating Rate 0.00	@	April 15, 2018	(52,430)

Merrill Lynch & Co.	6,375	Fixed Rate 5.00		Floating Rate 0.00	@	April 15, 2018	(66,045)

JPMorgan Chase Bank N.A.	21,580	Floating Rate 0.00	@	Fixed Rate 5.831		February 14, 2023	(180,625)

Bank of America N.A.	4,813	Floating Rate 0.00	@	Fixed Rate 5.99		February 28, 2023	(61,318)

Bank of America N.A.	6,160	Floating Rate 0.00	@	Fixed Rate 5.47		April 14, 2023	9,486

Bank of America N.A.	5,870	Floating Rate 0.00	@	Fixed Rate 5.38		April 15, 2023	23,480

Merrill Lynch & Co.	8,245	Floating Rate 0.00	@	Fixed Rate 5.395		April 15, 2023	29,600

		Net Unrealized Depreciation					($220,928)

@	Floating rate represents USD-3 months LIBOR.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Insured Municipal Trust

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 18, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 18, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 18, 2008

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